6. Intangible Assets: Patents: Schedule of Expected Amortization Expense (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	118,754
2017	13,535
$534,946